MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2022
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4: -MARKETABLE SECURITIES

	June 30, 2022	December 31, 2021
	Unaudited	Audited

Financial assets measured at fair value through profit or loss:

Corporate bonds and government treasury notes – Level 1	6,383	18,541

	$6,383	$18,541

During 2022 and 2021, there were no transfers due to the fair value measurement of any financial instrument to or from Levels 1, 2 and 3.